FPA QUEENS ROAD VALUE FUND

Portfolio of investments

February 28, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
WEALTH MANAGEMENT — 8.9%
Ameriprise Financial, Inc.	7,000	$2,098,530
T Rowe Price Group, Inc.	7,900	1,142,024
		$3,240,554
INDUSTRIALS — 7.8%
3M Co.	3,600	$535,140
General Dynamics Corp.	8,000	1,875,600
Ingersoll Rand, Inc.	9,000	454,680
		$2,865,420
P&C INSURANCE — 7.0%
Berkshire Hathaway, Inc. Class A(a)	3	$1,428,615
Prudential Financial, Inc.	10,000	1,116,600
		$2,545,215
COMMUNICATIONS EQUIPMENT — 6.1%
Cisco Systems, Inc.	30,700	$1,712,139
Verizon Communications, Inc.	10,000	536,700
		$2,248,839
CONSUMER FINANCE — 5.8%
American Express Co.	11,000	$2,139,940
		$2,139,940
MANAGED CARE — 5.6%
Anthem, Inc.	4,500	$2,033,325
		$2,033,325
ELECTRICAL COMPONENTS — 5.5%
Eaton Corp. PLC	13,000	$2,005,770
		$2,005,770
HOMEBUILDERS — 5.4%
Allegion PLC (Ireland)	3,400	$389,368
Trane Technologies PLC (Ireland)	10,200	1,570,086
		$1,959,454
INFRASTRUCTURE SOFTWARE — 4.9%
Oracle Corp.	23,395	$1,777,318
		$1,777,318
LIFE SCIENCE EQUIPMENT — 4.7%
Danaher Corp.	6,300	$1,728,783
		$1,728,783
LARGE PHARMACEUTICALS — 4.0%
Pfizer, Inc.	31,000	$1,455,140
		$1,455,140

FPA QUEENS ROAD VALUE FUND

Portfolio of investments (Continued)

February 28, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
DIVERSIFIED BANKS — 3.5%
JPMorgan Chase & Co.	9,000	$1,276,200
		$1,276,200
SEMICONDUCTOR DEVICES — 3.4%
Intel Corp.	26,000	$1,240,200
		$1,240,200
APPLICATION SOFTWARE — 3.2%
Fiserv, Inc.(a)	12,000	$1,172,040
		$1,172,040
SPECIALTY PHARMACEUTICALS — 2.9%
Merck & Co., Inc.	13,820	$1,058,336
		$1,058,336
RESTAURANTS — 2.8%
McDonald's Corp.	4,225	$1,034,153
		$1,034,153
INSTITUTIONAL TRUST FIDUCIARY & CUSTODY — 2.1%
Bank of New York Mellon Corp.	14,500	$770,675
		$770,675
ENTERTAINMENT CONTENT — 2.1%
Walt Disney Co.(a)	5,151	$764,717
		$764,717
RAIL FREIGHT — 2.0%
Union Pacific Corp.	3,000	$737,850
		$737,850
INDUSTRIAL DISTRIBUTION & RENTAL — 1.8%
Raytheon Technologies Corp.	6,600	$677,820
		$677,820
PACKAGED FOOD — 1.6%
Mondelez International, Inc. Class A	9,000	$589,320
		$589,320
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.3%
VF Corp.	8,500	$493,170
		$493,170

FPA QUEENS ROAD VALUE FUND

Portfolio of investments (Continued)

February 28, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	1,200	$174,948
		$174,948
TOTAL COMMON STOCKS — 92.9% (Cost $11,683,957)		$33,989,187

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional Treasury Plus Money Market Fund, 0.01%(b)	$2,548,497	$2,548,497
TOTAL SHORT-TERM INVESTMENTS (Cost $2,548,497)		$2,548,497

TOTAL INVESTMENTS — 99.9% (Cost $14,232,454)		$36,537,684
Other Assets and Liabilities, net — 0.1%		42,196
NET ASSETS — 100.0%		$36,579,880

(a)	Non-income producing security.
(b)	Represents the 7-day effective yield as of February 28, 2022.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of February 28, 2022:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks
Wealth Management	$3,240,554	—	—	$3,240,554
Industrials	2,865,420	—	—	2,865,420
P&C Insurance	2,545,215	—	—	2,545,215
Communications Equipment	2,248,839	—	—	2,248,839
Consumer Finance	2,139,940	—	—	2,139,940
Managed Care	2,033,325	—	—	2,033,325
Electrical Components	2,005,770	—	—	2,005,770
Homebuilders	1,959,454	—	—	1,959,454
Infrastructure Software	1,777,318	—	—	1,777,318
Life Science Equipment	1,728,783	—	—	1,728,783
Large Pharmaceuticals	1,455,140	—	—	1,455,140
Diversified Banks	1,276,200	—	—	1,276,200
Semiconductor Devices	1,240,200	—	—	1,240,200
Application Software	1,172,040	—	—	1,172,040
Specialty Pharmaceuticals	1,058,336	—	—	1,058,336
Restaurants	1,034,153	—	—	1,034,153
Institutional Trust Fiduciary & Custody	770,675	—	—	770,675
Entertainment Content	764,717	—	—	764,717
Rail Freight	737,850	—	—	737,850

Investments	Level 1	Level 2	Level 3	Total
Industrial Distribution & Rental	$677,820	—	—	$677,820
Packaged Food	589,320	—	—	589,320
Apparel, Footwear & Accessory Design	493,170	—	—	493,170
Household Products	174,948	—	—	174,948
Short-Term Investments	—	$2,548,497	—	2,548,497
	$33,989,187	$2,548,497	—	$36,537,684

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended February 28, 2022.

The Fund did not hold derivatives during the period ended February 28, 2022.

NOTE 2 — Federal Income Tax

The cost of investment securities held at February 28, 2022 (excluding short-term investments), was $11,692,191 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$22,431,875
Gross unrealized depreciation:	(134,879)
Net unrealized appreciation:	$22,296,996